Note 14: Credit Quality of Long-Term Receivables (Tables)	12 Months Ended
Dec. 31, 2011
Notes to Consolidated Financial Statements [Abstract]
Allowance for Credit Losses on Financing Receivables Table [Text Block]
(Dollars in millions)
Beginning balance of the reserve for credit losses and exposure as of January 1, 2011	$42
Provision	25
Charge-offs	-
Recoveries	(9)
Other	12
Ending balance of the reserve for credit losses and exposure: individually evaluated for impairment as of December 31, 2011	$70
Ending balance of long-term receivables: individually evaluated for impairment as of December 31, 2011	$569

Ending balance of the reserve for credit losses and exposure: individually evaluated for impairment as of December 31, 2010	$42
Ending balance of long-term receivables: individually evaluated for impairment as of December 31, 2010	$614

Financing Receivable Credit Quality Indicators Table [Text Block]
(Dollars in millions)	December 31, 2011	December 31, 2010
Long-term trade accounts receivable	$204	$198
Notes and leases receivable	365	416
Total long-term receivables	$569	$614

	December 31, 2011		December 31, 2010
(Dollars in millions)	Long-term trade accounts receivable	Notes and leases receivable	Long-term trade accounts receivable	Notes and leases receivable
A - (low risk, collateralized/uncollateralized)	$201	$-	$193	$-
B - (moderate risk, collateralized/uncollateralized)	3	295	5	336
C - (high risk, collateralized/uncollateralized)	-	70	-	80
D - (in default, uncollateralized)	-	-	-	-
Total	$204	$365	$198	$416